Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Hartford Schroders International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Schroders International Stock Fund
Supplement [Text Block]	hmfiic_SupplementTextBlock

MARCH 1, 2018

SUPPLEMENT TO

HARTFORD SCHRODERS INTERNATIONAL STOCK FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

HARTFORD SCHRODERS FUNDS PROSPECTUS

DATED MARCH 1, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

Effective March 31, 2018, the Hartford Schroders International Stock Fund may invest in companies domiciled in emerging markets as a percentage of its net assets up to the greater of (a) 25% or (b) the weight of emerging markets in the MSCI All Country World ex USA Index plus 10%.  Effective as of the same date, the MSCI All Country World ex USA Index (Net) will replace the MSCI EAFE Index (Net) as the Hartford Schroders International Stock Fund’s benchmark.  The above referenced Summary Prospectus and Statutory Prospectus reflect these changes.  Accordingly, until March 31, 2018, the above referenced Summary Prospectus and statutory prospectus are revised as follows:

(1)   Until March 31, 2018, under the heading “Hartford Schroders International Stock Fund Summary Section – Principal Investment Strategy” in the Statutory Prospectus and under the heading “Principal Investment Strategy” in the Summary Prospectus for the Hartford Schroders International Stock Fund, the last sentence in the second paragraph will be deleted and replaced with the following:

The Fund typically invests in approximately forty to sixty companies at any one time.  The Fund may invest in emerging market countries, but typically invests a substantial portion of its assets in countries included in the MSCI EAFE Index.

(2)   Until March 31, 2018, under the heading “Hartford Schroders International Stock Fund Summary Section – Past Performance” in the Statutory Prospectus and under the heading “Past Performance” in the Summary Prospectus for the Hartford Schroders International Stock Fund, the average annual total returns table is replaced with the following:

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes
Average Annual Return Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
Supplement One [Text Block]	hmfiic_SupplementOneTextBlock	This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
Hartford Schroders International Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.33%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[1]
Hartford Schroders International Stock Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class T - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	26.24%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.17%	[1]
Hartford Schroders International Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class C - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.56%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.56%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.57%	[1]
Hartford Schroders International Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class I - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.69%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.79%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.68%	[1]
Hartford Schroders International Stock Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R3 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.57%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.74%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.66%	[1]
Hartford Schroders International Stock Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R4 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.65%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.77%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.67%	[1]
Hartford Schroders International Stock Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class R5 - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.82%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.81%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[1]
Hartford Schroders International Stock Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.97%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.84%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.70%	[1]
Hartford Schroders International Stock Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class F - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.88%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.82%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[1]
Hartford Schroders International Stock Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class SDR - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.84%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.87%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.72%	[1]
Hartford Schroders International Stock Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.23%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.99%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.69%	[1]
Hartford Schroders International Stock Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	13.05%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.00%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.54%	[1]
Hartford Schroders International Stock Fund | MSCI EAFE Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	25.03%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.90%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.94%	[1]
Hartford Schroders International Stock Fund | MSCI All Country World ex USA Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 Year	rr_AverageAnnualReturnYear01	27.19%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	1.84%	[1]

[1]	Effective March 31, 2018, the Fund will change its benchmark from the MSCI EAFE Index (Net) to the MSCI All Country World ex USA Index (Net) because the Investment Manager believes that the MSCI All Country World ex USA Index (Net) better reflects the Fund's revised investment strategy.